EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 16:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2015	2014	2013
Numerator:
Net loss	$(19,842)	$(2,497)	$(6,457)

Denominator:
Weighted average number of shares outstanding used in computing diluted net earnings per share	33,419,917	33,143,168	32,680,766

Basic and diluted net loss per share	$(0.59)	$(0.08)	$(0.20)

The following numbers of shares were excluded from the computation of diluted net less per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2015	2014	2013
Ordinary shares	3,424,891	2,300,425	2,018,751